Cost of Revenues	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Cost of Revenues
15.	Cost of revenues

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Revenue sharing fees and content costs	583,906	1,394,832	3,060,836
Bandwidth costs	338,012	411,027	652,758
Salaries and welfare	62,321	52,372	101,939
Depreciation and amortization	67,776	32,562	26,697
Payment handling costs	7,684	14,071	22,780
Other taxes and surcharges	4,367	8,283	14,747
Share-based compensation	5,677	2,877	10,472
Others	24,901	13,840	43,418

Total	1,094,644	1,929,864	3,933,647